Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2022	Dec. 31, 2021
Current assets:
Cash	$ 2,009,523	$ 2,570,409
Due from related party	7,960	7,960
Prepaid expenses	395,644	746,720
Total current assets	2,413,127	3,325,089
Investments held in Trust Account	347,036,376	345,044,341
Total Assets	349,449,503	348,369,430
Current liabilities:
Accounts payable	62,590	143,405
Accrued expenses	1,473,197	375,918
Total current liabilities	1,535,787	519,323
Deferred underwriting commissions in connection with the initial public offering	11,721,500	11,721,500
Derivative warrant liabilities	7,169,600	30,077,750
Total liabilities	20,426,887	42,318,573
Commitments and Contingencies
Class A ordinary shares subject to possible redemption	346,910,376	345,000,000
Shareholders’ Deficit:
Preference shares value
Class A ordinary shares value
Class B ordinary shares value	863	863
Additional paid-in capital
Accumulated deficit	(18,381,260)	(38,559,114)
Total Rice Acquisition Corp. II deficit	(18,380,397)	(38,558,251)
Non-controlling interest in subsidiary	492,637	(390,892)
Total shareholders’ deficit	(17,887,760)	(38,949,143)
Total Liabilities, Class A Ordinary Shares Subject to Possible Redemption and Shareholders’ Deficit	$ 349,449,503	$ 348,369,430